CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Gain/(Loss)	$ (983,121)	$ (1,987,122)
Adjustments to reconcile net loss to net cash
Depreciation and amortization	878	5,100
Warrants issued for services	402,100	608,836
Non-cash compensation	0	0
Change in fair value on derivative liability	9,484	85,325
Loss on extinguishment of debt	0	0
Gain on sale of asset	2,643	0
Impairment of goodwill	0	0
Changes in operating assets and liabilities
Accounts receivable	27,547	(120,066)
Inventory	138,838	459,717
Accrued interest receivable	0	0
Deposits	(16,890)	0
Accounts payable	54,048	(27,569)
Accounts payable - related party	0	0
Accrued liabilities	35,291	50,210
Accrued interest payable	8,337	10,671
Accrued interest payable - related party	(14,118)	13,600
Net Cash used in Operating Activities	(334,964)	(901,298)
Cash Flows from Investing Activities
Purchase of fixed assets	(7,987)	0
Cash received from sale of asset	0	0
Purchase of note receivable	0	0
Trademarks	0	(96,004)
Payments of note receivable	0	0
Cash flows provided by (used in) Investing Activities	(7,987)	(96,004)
Cash Flows from Financing Activities
Purchase of BergaMet	0	0
Purchase of Hyperion/OP&M	(53,015)	0
Proceeds from issuance of common stock	(11,386)	995,199
Proceeds from issuance of convertible debt	463,630	165,000
Payments for repayment of convertible debt	(318,095)	0
Proceeds from issuance of noted payable	275,370	0
Proceeds from issuance of noted payable - related party	0	0
Payments for repayment of notes payable - related party	(170,000)	0
Net Cash provided by Financing Activities	186,504	1,160,199
Increase (decrease) in cash	(156,447)	162,897
Cash at beginning of period	222,098	59,201
Cash at end of period	$ 65,651	$ 222,098